Retirement Plan (Details Narrative) (Altruis Benefit Consultants, Inc.) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Altruis Benefit Consultants Inc [Member]
Employer contribution expense	$ 2,449	$ 8,275